Shareholders' equity (Details) - Schedule of outstanding share	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shareholders' equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Number outstanding	1,023,334
Options Exercisable, Number Exercisable	1,023,334
Exercise Price 13.14 [Member]
Shareholders' equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 13.14
Options Outstanding, Number outstanding	453,334
Options Outstanding, Remaining contractual life	1 year
Options Exercisable, Number Exercisable	453,334
Exercise Price 16.94 [Member]
Shareholders' equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 16.94
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year 10 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 15.46 [Member]
Shareholders' equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 15.46
Options Outstanding, Number outstanding	470,000
Options Outstanding, Remaining contractual life	2 years
Options Exercisable, Number Exercisable	470,000
Exercise Price 17.72 [Member]
Shareholders' equity (Details) - Schedule of outstanding share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.72
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	2 years 6 months
Options Exercisable, Number Exercisable	50,000